SUPPLEMENT DATED JANUARY 13, 2023

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2022

FOR CLASS A, CLASS C, CLASS I, CLASS I-2 and CLASS R6 SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2022 for Class A, Class C, Class I, Class I-2 and Class R6 Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF PROPOSED REORGANIZATION OF FUNDS

At an upcoming meeting of the Board of Trustees (the “Board”) of Pacific Funds Series Trust (the “Trust”), the Board will be asked to approve: (i) an Agreement and Plan of Reorganization (the “Plan of Reorganization”) pursuant to which each series of the Trust identified below (each, a “PF Acquired Fund”) will reorganize (each, a “Reorganization”) with and into a newly created corresponding series of Aristotle Funds Series Trust (each, an “Aristotle Acquiring Fund”); and (ii) submission of the Plan of Reorganization to shareholders of each PF Acquired Fund.

PF Acquired Fund		Aristotle Acquiring Fund
Pacific Funds SM Portfolio Optimization Conservative	⇒	Aristotle Portfolio Optimization Conservative Fund
Pacific Funds SM Portfolio Optimization Moderate-Conservative	⇒	Aristotle Portfolio Optimization Moderate Conservative Fund
Pacific Funds SM Portfolio Optimization Moderate	⇒	Aristotle Portfolio Optimization Moderate Fund
Pacific Funds SM Portfolio Optimization Growth	⇒	Aristotle Portfolio Optimization Growth Fund
Pacific Funds SM Portfolio Optimization Aggressive-Growth	⇒	Aristotle Portfolio Optimization Aggressive Growth Fund
Pacific Funds SM Ultra Short Income	⇒	Aristotle Ultra Short Income Fund
Pacific Funds SM Short Duration Income	⇒	Aristotle Short Duration Income Fund
Pacific Funds SM Core Income	⇒	Aristotle Core Income Fund
Pacific Funds SM ESG Core Bond	⇒	Aristotle ESG Core Bond Fund
Pacific Funds SM Strategic Income	⇒	Aristotle Strategic Income Fund
Pacific Funds SM Floating Rate Income	⇒	Aristotle Floating Rate Income Fund
Pacific Funds SM High Income	⇒	Aristotle High Yield Bond Fund
Pacific Funds SM Small/Mid-Cap	⇒	Aristotle Small/Mid-Cap Equity Fund
Pacific Funds SM Small-Cap and Pacific FundsSM Small-Cap Value	⇒	Aristotle Small-Cap Equity Fund

The proposed Reorganization of a PF Acquired Fund will occur only if the Plan of Reorganization is approved by the Board and such PF Acquired Fund’s shareholders and all other closing conditions are satisfied or waived by the parties. If all necessary approvals are obtained, the proposed Reorganizations are expected to occur on or about April 15, 2023, or any such other date as the parties may agree (the “Closing Date”). In connection with the Reorganization, a PF Acquired Fund may hold significant amounts of cash or cash equivalents as it repositions its holdings, potentially resulting in a deviation by such PF Acquired Fund from its investment goal and investment strategies. Repositioning of holdings may result in net realized gains that will be distributed in the form of taxable distributions to shareholders of PF Acquired Funds before and/or after the date of the Reorganization. Specifically, the PF U.S. Equity Funds are expected to conduct portfolio transactions shortly following the Reorganizations that may result in the realization of capital gains as described further in the Proxy Statement/Prospectuses.

Proxy Statement/Prospectus. Subject to Board approval as described above, shareholders of each PF Acquired Fund will receive a Proxy Statement/Prospectus seeking their approval of the Plan of Reorganization relating to their PF Acquired Fund for shareholders as of a designated record date (as disclosed in the Proxy Statement/Prospectus). More information on the specific details of and reasons for the proposed Reorganizations will be contained in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus will also describe the similarities and differences between each PF Acquired Fund and its corresponding new Aristotle Acquiring Fund, as well as the anticipated repositioning of certain PF Acquired Funds’ holdings and resulting tax implications to those PF Acquired Funds and their shareholders.

Plan of Reorganization. Subject to Board and shareholder approval, the Plan of Reorganization provides for: (i) the transfer of all of the assets of each PF Acquired Fund (other than any rights to the “Pacific Funds” name) to the corresponding Aristotle Acquiring Fund as set forth in the Proxy Statement/Prospectus, in exchange solely for shares of the corresponding class of the Aristotle Acquiring Fund having a total dollar value equivalent to the total dollar value of their investment in the relevant PF Acquired Fund; (ii) the assumption by the Aristotle Acquiring Fund of all of the liabilities of the corresponding PF Acquired Fund; and (iii) the distribution, after the consummation of the Reorganization, of Aristotle Acquiring Fund shares to PF Acquired Fund shareholders and the termination, dissolution and complete liquidation of the PF Acquired Fund, all upon the terms and conditions set forth in the Plan of Reorganization.

Disclosure Changes. All references to the PF Acquired Funds in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Closing Date. Apart from the Proxy Statement/Prospectuses, proxy cards and related/supplemental proxy materials, no further notification regarding the proposed Reorganizations will be provided, unless circumstances change from those described above. The Proxy Statement/Prospectuses are expected to be sent to shareholders in February 2023.

Portfolio Optimization Funds Changes. In advance of the Reorganization, the Portfolio Optimization Funds will redeem their interests in the following Underlying Funds: PF Inflation Managed Fund, PF Managed Bond Fund, PF Short Duration Bond Fund, PF Emerging Markets Debt Fund, PF Large-Cap Value Fund, PF Small-Cap Growth Fund, PF Small-Cap Value Fund, PF Emerging Markets Fund, PF International Growth Fund, PF International Small-Cap Fund, PF International Value Fund, PF Multi-Asset Fund and PF Real Estate Fund.

In order to convert the portfolio securities of these Underlying Funds to cash or cash equivalents in connection with these redemptions, the Underlying Funds are expected to deviate from their investment goals and investment strategies in advance of the Reorganization.

Likewise, the Portfolio Optimization Funds are expected to deviate from their investment goals and investment strategies in advance of the Reorganization.  For example, the Portfolio Optimization Funds may hold a significant amount of short-term money market or other instruments once they have received the redemption proceeds, which would not perform in the same manner as investments held by the Portfolio Optimization Funds under normal circumstances.

Form No. PFSUP0123

SUPPLEMENT DATED JANUARY 13, 2023

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2022

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2022 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF PROPOSED REORGANIZATION OF CERTAIN FUNDS

At an upcoming meeting of the Board of Trustees (the “Board”) of Pacific Funds Series Trust (the “Trust”), the Board will be asked to approve: (i) an Agreement and Plan of Reorganization (the “Plan of Reorganization”) pursuant to which each series of the Trust identified below (each, a “PF Acquired Fund”) will reorganize (each, a “Reorganization”) with and into a newly created corresponding series of Aristotle Funds Series Trust (each, an “Aristotle Acquiring Fund”); and (ii) submission of the Plan of Reorganization to shareholders of each PF Acquired Fund.

PF Acquired Fund		Aristotle Acquiring Fund
Pacific Funds SM Core Income	⇒	Aristotle Core Income Fund
Pacific Funds SM Floating Rate Income	⇒	Aristotle Floating Rate Income Fund
Pacific Funds SM High Income	⇒	Aristotle High Yield Bond Fund
Pacific Funds SM Small/Mid-Cap	⇒	Aristotle Small/Mid-Cap Equity Fund
Pacific Funds SM Small-Cap and Pacific FundsSM Small-Cap Value	⇒	Aristotle Small-Cap Equity Fund
PF Growth Fund	⇒	Aristotle Growth Equity Fund

The proposed Reorganization of a PF Acquired Fund will occur only if the Plan of Reorganization is approved by the Board and such PF Acquired Fund’s shareholders and all other closing conditions are satisfied or waived by the parties. If all necessary approvals are obtained, the proposed Reorganizations are expected to occur on or about April 15, 2023, or any such other date as the parties may agree (the “Closing Date”). In connection with the Reorganization, a PF Acquired Fund may hold significant amounts of cash or cash equivalents as it repositions its holdings, potentially resulting in a deviation by such PF Acquired Fund from its investment goal and investment strategies. Repositioning of holdings may result in net realized gains that will be distributed in the form of taxable distributions to shareholders of PF Acquired Funds before and/or after the date of the Reorganization.

Proxy Statement/Prospectus. Subject to Board approval as described above, shareholders of each PF Acquired Fund will receive a Proxy Statement/Prospectus seeking their approval of the Plan of Reorganization relating to their PF Acquired Fund for shareholders as of a designated record date (as disclosed in the Proxy Statement/Prospectus). More information on the specific details of and reasons for the proposed Reorganizations will be contained in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus will also describe the similarities and differences between each PF Acquired Fund and its corresponding new Aristotle Acquiring Fund, as well as the anticipated repositioning of certain PF Acquired Funds’ holdings and resulting tax implications to those PF Acquired Funds and their shareholders.

Plan of Reorganization. Subject to Board and shareholder approval, the Plan of Reorganization provides for: (i) the transfer of all of the assets of each PF Acquired Fund (other than any rights to the “Pacific Funds”

name) to the corresponding Aristotle Acquiring Fund as set forth in the Proxy Statement/Prospectus, in exchange solely for shares of the corresponding class of the Aristotle Acquiring Fund having a total dollar value equivalent to the total dollar value of their investment in the relevant PF Acquired Fund; (ii) the assumption by the Aristotle Acquiring Fund of all of the liabilities of the corresponding PF Acquired Fund; and (iii) the distribution, after the consummation of the Reorganization, of Aristotle Acquiring Fund shares to PF Acquired Fund shareholders and the termination, dissolution and complete liquidation of the PF Acquired Fund, all upon the terms and conditions set forth in the Plan of Reorganization.

Disclosure Changes. All references to the PF Acquired Funds in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Closing Date. Apart from the Proxy Statement/Prospectuses, proxy cards and related/supplemental proxy materials, no further notification regarding the proposed Reorganizations will be provided, unless circumstances change from those described above. The Proxy Statement/Prospectuses are expected to be sent to shareholders in February 2023.